PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 16,864	$ 15,223
Actual return on plan assets	(46)	1,355
Employer contributions	2,900	2,900
Foreign currency exchange rate changes	(155)	463
Benefit payments	(3,705)	(3,077)
Fair value of plan assets at December 31	$ 15,858	$ 16,864